UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07992

MFS SERIES TRUST XI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
March 31, 2023
MFS®  Mid Cap Value Fund
MDV-SEM

MFS® Mid Cap Value Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
PG&E Corp.	1.5%
LKQ Corp.	1.3%
KBR, Inc.	1.3%
Hartford Financial Services Group, Inc.	1.3%
Eaton Corp. PLC	1.3%
Johnson Controls International PLC	1.2%
Hess Corp.	1.1%
Everest Re Group Ltd.	1.1%
Arthur J. Gallagher & Co.	1.1%
Life Storage, Inc., REIT	1.1%
GICS equity sectors (g)
Industrials	17.5%
Financials	16.4%
Consumer Discretionary	11.6%
Materials	9.4%
Information Technology	9.2%
Utilities	8.1%
Real Estate	6.9%
Energy	6.8%
Health Care	6.8%
Consumer Staples	4.3%
Communication Services	1.0%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2022 through March 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.99%	$1,000.00	$1,124.98	$5.24
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
B	Actual	1.74%	$1,000.00	$1,121.26	$9.20
	Hypothetical (h)	1.74%	$1,000.00	$1,016.26	$8.75
C	Actual	1.74%	$1,000.00	$1,120.75	$9.20
	Hypothetical (h)	1.74%	$1,000.00	$1,016.26	$8.75
I	Actual	0.74%	$1,000.00	$1,126.69	$3.92
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R1	Actual	1.74%	$1,000.00	$1,120.74	$9.20
	Hypothetical (h)	1.74%	$1,000.00	$1,016.26	$8.75
R2	Actual	1.24%	$1,000.00	$1,123.60	$6.57
	Hypothetical (h)	1.24%	$1,000.00	$1,018.75	$6.24
R3	Actual	0.99%	$1,000.00	$1,125.07	$5.25
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R4	Actual	0.74%	$1,000.00	$1,126.51	$3.92
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R6	Actual	0.62%	$1,000.00	$1,127.38	$3.29
	Hypothetical (h)	0.62%	$1,000.00	$1,021.84	$3.13
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.5%
Aerospace & Defense – 3.9%
Howmet Aerospace, Inc.	3,392,726	$143,749,800
KBR, Inc.	3,690,735	203,174,962
L3Harris Technologies, Inc.	493,188	96,783,213
Leidos Holdings, Inc.	1,534,197	141,238,176
		$584,946,151
Airlines – 0.9%
Alaska Air Group, Inc. (a)	1,251,965	$52,532,452
Delta Air Lines, Inc. (a)	2,200,186	76,830,495
		$129,362,947
Apparel Manufacturers – 1.8%
PVH Corp.	1,116,991	$99,590,918
Skechers USA, Inc., “A” (a)	2,601,908	123,642,668
VF Corp.	1,906,443	43,676,609
		$266,910,195
Automotive – 2.4%
Aptiv PLC (a)	718,346	$80,591,238
Lear Corp.	614,351	85,695,821
LKQ Corp.	3,582,910	203,365,971
		$369,653,030
Brokerage & Asset Managers – 2.9%
Cboe Global Markets, Inc.	778,703	$104,533,091
Evercore Partners, Inc.	685,237	79,062,645
Invesco Ltd.	3,237,097	53,088,391
Raymond James Financial, Inc.	1,540,598	143,691,575
TPG, Inc.	1,911,485	56,063,855
		$436,439,557
Business Services – 1.4%
Amdocs Ltd.	1,441,497	$138,426,957
Global Payments, Inc.	698,110	73,469,096
		$211,896,053
Chemicals – 0.9%
Eastman Chemical Co.	1,657,902	$139,827,455

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 1.1%
Black Knight, Inc. (a)	1,009,080	$58,082,645
Check Point Software Technologies Ltd. (a)	447,332	58,153,160
Dun & Bradstreet Holdings, Inc.	4,561,675	53,554,064
		$169,789,869
Computer Software - Systems – 1.5%
Seagate Technology Holdings PLC	978,442	$64,694,585
Verint Systems, Inc. (a)	1,111,773	41,402,427
Zebra Technologies Corp., “A” (a)	380,986	121,153,548
		$227,250,560
Construction – 4.3%
Essex Property Trust, Inc., REIT	386,624	$80,858,543
Fortune Brands Innovations, Inc.	1,092,446	64,159,354
Masco Corp.	2,477,829	123,197,658
Mid-America Apartment Communities, Inc., REIT	384,160	58,023,527
Stanley Black & Decker, Inc.	965,033	77,762,359
Toll Brothers, Inc.	2,455,678	147,414,350
Vulcan Materials Co.	540,829	92,784,623
		$644,200,414
Consumer Products – 1.0%
International Flavors & Fragrances, Inc.	998,728	$91,843,027
Newell Brands, Inc.	5,344,265	66,482,657
		$158,325,684
Containers – 2.6%
Avery Dennison Corp.	459,167	$82,158,751
Crown Holdings, Inc.	1,014,977	83,948,748
Graphic Packaging Holding Co.	4,677,192	119,221,624
WestRock Co.	3,714,862	113,191,845
		$398,520,968
Electrical Equipment – 3.4%
Berry Global, Inc.	1,856,693	$109,359,218
Johnson Controls International PLC	3,049,717	183,653,958
Sensata Technologies Holding PLC	2,135,059	106,795,651
TE Connectivity Ltd.	819,924	107,533,032
		$507,341,859
Electronics – 3.9%
Corning, Inc.	2,944,778	$103,891,768
Flex Ltd. (a)	4,555,218	104,815,566
Marvell Technology, Inc.	2,415,618	104,596,259

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NXP Semiconductors N.V.	751,581	$140,151,067
ON Semiconductor Corp. (a)	1,696,584	139,662,795
		$593,117,455
Energy - Independent – 5.0%
Chesapeake Energy Corp.	1,069,498	$81,324,628
Devon Energy Corp.	2,229,659	112,843,042
Diamondback Energy, Inc.	913,442	123,469,955
Hess Corp.	1,302,393	172,358,690
Pioneer Natural Resources Co.	692,946	141,527,291
Valero Energy Corp.	895,745	125,046,002
		$756,569,608
Energy - Renewables – 0.9%
AES Corp.	5,825,197	$140,270,744
Engineering - Construction – 0.7%
Quanta Services, Inc.	625,145	$104,174,163
Food & Beverages – 2.8%
Coca-Cola Europacific Partners PLC	1,717,580	$101,663,560
Ingredion, Inc.	1,396,573	142,073,371
J.M. Smucker Co.	692,934	109,047,024
Kellogg Co.	1,084,785	72,637,204
		$425,421,159
Food & Drug Stores – 0.5%
Albertsons Cos., Inc., “A”	3,870,408	$80,427,078
Gaming & Lodging – 1.4%
Hyatt Hotels Corp. (a)	766,847	$85,725,826
International Game Technology PLC	4,729,539	126,751,645
		$212,477,471
General Merchandise – 0.7%
Dollar Tree, Inc. (a)	762,766	$109,495,059
Insurance – 8.4%
American International Group, Inc.	1,773,166	$89,296,640
Arthur J. Gallagher & Co.	868,668	166,184,875
Assurant, Inc.	1,016,002	121,991,360
Cincinnati Financial Corp.	646,928	72,507,690
Equitable Holdings, Inc.	5,088,102	129,186,910
Everest Re Group Ltd.	480,710	172,103,794
Hanover Insurance Group, Inc.	438,372	56,330,802
Hartford Financial Services Group, Inc.	2,813,048	196,041,315

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Voya Financial, Inc.	1,791,892	$128,048,602
Willis Towers Watson PLC	611,628	142,130,115
		$1,273,822,103
Leisure & Toys – 1.9%
Brunswick Corp.	1,545,070	$126,695,740
Electronic Arts, Inc.	650,153	78,310,929
Mattel, Inc. (a)	4,511,062	83,048,651
		$288,055,320
Machinery & Tools – 5.5%
Eaton Corp. PLC	1,142,875	$195,820,202
Ingersoll Rand, Inc.	1,941,581	112,961,182
ITT, Inc.	1,080,349	93,234,119
PACCAR, Inc.	1,828,635	133,856,082
Regal Rexnord Corp.	1,023,737	144,070,508
Wabtec Corp.	1,503,661	151,959,981
		$831,902,074
Major Banks – 0.9%
Regions Financial Corp.	4,441,466	$82,433,609
State Street Corp.	686,302	51,946,198
		$134,379,807
Medical & Health Technology & Services – 2.9%
AmerisourceBergen Corp.	940,209	$150,536,863
ICON PLC (a)	452,183	96,581,767
Laboratory Corp. of America Holdings	372,347	85,423,849
Universal Health Services, Inc.	871,308	110,743,247
		$443,285,726
Medical Equipment – 3.4%
Agilent Technologies, Inc.	636,398	$88,039,299
Dentsply Sirona, Inc.	1,997,135	78,447,463
Maravai Lifesciences Holdings, Inc., “A” (a)	1,665,964	23,340,156
PerkinElmer, Inc.	593,943	79,148,844
STERIS PLC	424,367	81,172,920
Teleflex, Inc.	187,760	47,561,486
Zimmer Biomet Holdings, Inc.	923,937	119,372,660
		$517,082,828
Natural Gas - Distribution – 0.4%
Atmos Energy Corp.	534,952	$60,107,207

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – 1.3%
Plains GP Holdings LP	6,762,855	$88,728,658
Targa Resources Corp.	1,552,095	113,225,330
		$201,953,988
Network & Telecom – 0.9%
Motorola Solutions, Inc.	453,560	$129,777,123
Oil Services – 0.5%
Halliburton Co.	2,419,492	$76,552,727
Other Banks & Diversified Financials – 4.2%
Columbia Banking System, Inc.	3,471,038	$74,349,634
Discover Financial Services	655,135	64,753,543
East West Bancorp, Inc.	1,076,234	59,730,987
M&T Bank Corp.	934,818	111,776,188
Northern Trust Corp.	1,389,783	122,481,576
Prosperity Bancshares, Inc.	1,163,407	71,572,799
SLM Corp.	7,321,609	90,714,736
Zions Bancorp NA	1,489,737	44,587,828
		$639,967,291
Pharmaceuticals – 0.5%
Organon & Co.	3,044,048	$71,596,009
Pollution Control – 1.1%
GFL Environmental, Inc.	2,468,940	$85,030,294
Republic Services, Inc.	624,889	84,497,490
		$169,527,784
Real Estate – 6.0%
Brixmor Property Group, Inc., REIT	4,537,057	$97,637,467
Host Hotels & Resorts, Inc., REIT	5,006,554	82,558,076
Jones Lang LaSalle, Inc. (a)	465,327	67,700,425
Life Storage, Inc., REIT	1,253,592	164,333,375
Spirit Realty Capital, Inc., REIT	1,676,107	66,776,103
STAG Industrial, Inc., REIT	1,855,451	62,751,353
Sun Communities, Inc., REIT	767,889	108,180,202
VICI Properties, Inc., REIT	4,877,232	159,095,308
W.P. Carey, Inc., REIT	1,281,729	99,269,911
		$908,302,220

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 2.0%
Aramark	2,989,277	$107,016,117
U.S. Foods Holding Corp. (a)	2,212,644	81,735,069
Wendy's Co.	5,458,681	118,890,072
		$307,641,258
Specialty Chemicals – 3.9%
Ashland, Inc.	942,484	$96,802,532
Axalta Coating Systems Ltd. (a)	4,094,289	124,016,014
Celanese Corp.	795,445	86,616,006
Corteva, Inc.	2,251,798	135,805,937
DuPont de Nemours, Inc.	2,019,602	144,946,835
		$588,187,324
Specialty Stores – 1.4%
Builders FirstSource, Inc. (a)	686,188	$60,919,771
Ross Stores, Inc.	838,974	89,040,310
Urban Outfitters, Inc. (a)	2,093,921	58,043,490
		$208,003,571
Telecommunications - Wireless – 0.5%
Liberty Broadband Corp. (a)	952,335	$77,805,770
Trucking – 1.1%
Knight-Swift Transportation Holdings, Inc.	1,546,734	$87,514,210
XPO Logistics, Inc. (a)	2,262,962	72,188,488
		$159,702,698
Utilities - Electric Power – 6.7%
CenterPoint Energy, Inc.	3,639,557	$107,221,349
CMS Energy Corp.	1,972,843	121,093,103
Edison International	1,273,664	89,907,942
Eversource Energy	1,271,289	99,491,077
PG&E Corp. (a)	13,776,170	222,760,669
Pinnacle West Capital Corp.	1,505,725	119,313,649
Public Service Enterprise Group, Inc.	2,253,694	140,743,190
Sempra Energy	799,867	120,907,896
		$1,021,438,875
Total Common Stocks (Identified Cost, $11,667,796,571)		$14,775,509,182
Preferred Stocks – 0.5%
Consumer Products – 0.5%
Henkel AG & Co. KGaA (Identified Cost, $78,908,002)	890,912	$69,623,937

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $262,124,500)	262,135,224	$262,187,651

Other Assets, Less Liabilities – 0.3%		38,577,659
Net Assets – 100.0%		$15,145,898,429

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $262,187,651 and $14,845,133,119, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 3/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $11,746,704,573)	$14,845,133,119
Investments in affiliated issuers, at value (identified cost, $262,124,500)	262,187,651
Receivables for
Investments sold	17,775,503
Fund shares sold	85,568,936
Dividends	23,826,832
Other assets	37,571
Total assets	$15,234,529,612
Liabilities
Payables for
Fund shares reacquired	$85,129,530
Payable to affiliates
Investment adviser	488,507
Administrative services fee	3,537
Shareholder servicing costs	2,382,206
Distribution and service fees	40,883
Payable for independent Trustees' compensation	16,398
Accrued expenses and other liabilities	570,122
Total liabilities	$88,631,183
Net assets	$15,145,898,429
Net assets consist of
Paid-in capital	$12,022,681,401
Total distributable earnings (loss)	3,123,217,028
Net assets	$15,145,898,429
Shares of beneficial interest outstanding	539,652,341

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,757,164,702	64,128,835	$27.40
Class B	6,735,709	262,222	25.69
Class C	90,707,756	3,561,479	25.47
Class I	3,724,884,391	131,919,844	28.24
Class R1	12,943,057	520,192	24.88
Class R2	69,597,732	2,608,837	26.68
Class R3	771,827,609	28,300,642	27.27
Class R4	367,105,869	13,318,795	27.56
Class R6	8,344,931,604	295,031,495	28.28

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $29.07 [100 / 94.25 x $27.40]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 3/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$193,306,024
Dividends from affiliated issuers	4,663,384
Other	325,681
Income on securities loaned	1,727
Foreign taxes withheld	(236,065)
Total investment income	$198,060,751
Expenses
Management fee	$46,674,389
Distribution and service fees	3,795,892
Shareholder servicing costs	4,401,989
Administrative services fee	319,008
Independent Trustees' compensation	60,748
Custodian fee	101,634
Shareholder communications	386,925
Audit and tax fees	22,706
Legal fees	34,787
Miscellaneous	334,150
Total expenses	$56,132,228
Reduction of expenses by investment adviser and distributor	(1,006,024)
Net expenses	$55,126,204
Net investment income (loss)	$142,934,547
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$31,728,202
Affiliated issuers	(5,297)
Foreign currency	(21,940)
Net realized gain (loss)	$31,700,965
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$1,575,522,854
Affiliated issuers	20,439
Translation of assets and liabilities in foreign currencies	28,509
Net unrealized gain (loss)	$1,575,571,802
Net realized and unrealized gain (loss)	$1,607,272,767
Change in net assets from operations	$1,750,207,314
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22
Change in net assets
From operations
Net investment income (loss)	$142,934,547	$193,213,552
Net realized gain (loss)	31,700,965	838,567,013
Net unrealized gain (loss)	1,575,571,802	(2,668,226,180)
Change in net assets from operations	$1,750,207,314	$(1,636,445,615)
Total distributions to shareholders	$(784,048,457)	$(900,270,010)
Change in net assets from fund share transactions	$457,386,313	$1,483,450,716
Total change in net assets	$1,423,545,170	$(1,053,264,909)
Net assets
At beginning of period	13,722,353,259	14,775,618,168
At end of period	$15,145,898,429	$13,722,353,259
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.61	$30.27	$21.56	$23.63	$24.10	$22.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.29	$0.21	$0.23	$0.24	$0.18
Net realized and unrealized gain (loss)	2.99	(3.15)	8.70	(1.79)	0.53	1.71
Total from investment operations	$3.21	$(2.86)	$8.91	$(1.56)	$0.77	$1.89
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.29)	$(0.20)	$(0.23)	$(0.19)	$(0.10)
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.42)	$(1.80)	$(0.20)	$(0.51)	$(1.24)	$(0.78)
Net asset value, end of period (x)	$27.40	$25.61	$30.27	$21.56	$23.63	$24.10
Total return (%) (r)(s)(t)(x)	12.50(n)	(10.44)	41.55	(6.87)	3.98	8.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.00	1.02	1.07	1.08	1.08
Expenses after expense reductions	0.99(a)	0.99	1.01	1.06	1.06	1.07
Net investment income (loss)	1.60(a)	0.97	0.75	1.04	1.05	0.78
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$1,757,165	$1,563,018	$1,616,315	$1,141,479	$1,199,095	$1,131,758
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$23.94	$28.40	$20.22	$22.18	$22.67	$21.73
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.04	$(0.01)	$0.06	$0.06	$0.00(w)
Net realized and unrealized gain (loss)	2.81	(2.94)	8.20	(1.69)	0.50	1.62
Total from investment operations	$2.92	$(2.90)	$8.19	$(1.63)	$0.56	$1.62
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.05)	$(0.01)	$(0.05)	$(0.00)(w)	$—
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.17)	$(1.56)	$(0.01)	$(0.33)	$(1.05)	$(0.68)
Net asset value, end of period (x)	$25.69	$23.94	$28.40	$20.22	$22.18	$22.67
Total return (%) (r)(s)(t)(x)	12.13(n)	(11.16)	40.52	(7.55)	3.17	7.59
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.75	1.77	1.81	1.83	1.83
Expenses after expense reductions	1.74(a)	1.74	1.76	1.80	1.81	1.82
Net investment income (loss)	0.85(a)	0.13	(0.04)	0.28	0.30	0.02
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$6,736	$7,309	$11,291	$10,677	$16,670	$19,816
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$23.78	$28.24	$20.12	$22.09	$22.57	$21.65
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.05	$(0.00)(w)	$0.06	$0.06	$0.00(w)
Net realized and unrealized gain (loss)	2.79	(2.93)	8.15	(1.69)	0.51	1.60
Total from investment operations	$2.90	$(2.88)	$8.15	$(1.63)	$0.57	$1.60
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.07)	$(0.03)	$(0.06)	$—	$—
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.21)	$(1.58)	$(0.03)	$(0.34)	$(1.05)	$(0.68)
Net asset value, end of period (x)	$25.47	$23.78	$28.24	$20.12	$22.09	$22.57
Total return (%) (r)(s)(t)(x)	12.12(n)	(11.16)	40.55	(7.58)	3.22	7.53
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.75	1.77	1.81	1.83	1.83
Expenses after expense reductions	1.74(a)	1.74	1.76	1.80	1.82	1.82
Net investment income (loss)	0.86(a)	0.17	(0.02)	0.28	0.30	0.01
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$90,708	$85,829	$108,116	$87,086	$119,427	$133,345
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$26.38	$31.13	$22.16	$24.27	$24.72	$23.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.27	$0.38	$0.30	$0.29	$0.30	$0.25
Net realized and unrealized gain (loss)	3.08	(3.25)	8.93	(1.84)	0.54	1.75
Total from investment operations	$3.35	$(2.87)	$9.23	$(1.55)	$0.84	$2.00
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.37)	$(0.26)	$(0.28)	$(0.24)	$(0.16)
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.49)	$(1.88)	$(0.26)	$(0.56)	$(1.29)	$(0.84)
Net asset value, end of period (x)	$28.24	$26.38	$31.13	$22.16	$24.27	$24.72
Total return (%) (r)(s)(t)(x)	12.67(n)	(10.23)	41.90	(6.64)	4.24	8.66
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.75	0.77	0.82	0.83	0.83
Expenses after expense reductions	0.74(a)	0.74	0.76	0.81	0.82	0.82
Net investment income (loss)	1.86(a)	1.25	1.03	1.28	1.31	1.04
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$3,724,884	$3,383,518	$3,056,701	$1,651,249	$1,772,356	$1,389,171
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$23.28	$27.68	$19.74	$21.69	$22.22	$21.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.05	$(0.00)(w)	$0.06	$0.06	$0.01
Net realized and unrealized gain (loss)	2.71	(2.85)	7.98	(1.66)	0.49	1.58
Total from investment operations	$2.82	$(2.80)	$7.98	$(1.60)	$0.55	$1.59
Less distributions declared to shareholders
From net investment income	$(0.18)	$(0.09)	$(0.04)	$(0.07)	$(0.03)	$—
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.22)	$(1.60)	$(0.04)	$(0.35)	$(1.08)	$(0.68)
Net asset value, end of period (x)	$24.88	$23.28	$27.68	$19.74	$21.69	$22.22
Total return (%) (r)(s)(t)(x)	12.07(n)	(11.11)	40.46	(7.56)	3.20	7.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.75(a)	1.75	1.77	1.82	1.83	1.83
Expenses after expense reductions	1.74(a)	1.74	1.76	1.80	1.82	1.82
Net investment income (loss)	0.85(a)	0.19	(0.00)(w)	0.28	0.30	0.03
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$12,943	$11,824	$13,789	$10,476	$13,348	$13,538
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$24.92	$29.51	$21.01	$23.04	$23.49	$22.42
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.19	$0.13	$0.17	$0.17	$0.11
Net realized and unrealized gain (loss)	2.92	(3.06)	8.51	(1.75)	0.52	1.67
Total from investment operations	$3.10	$(2.87)	$8.64	$(1.58)	$0.69	$1.78
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.21)	$(0.14)	$(0.17)	$(0.09)	$(0.03)
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.34)	$(1.72)	$(0.14)	$(0.45)	$(1.14)	$(0.71)
Net asset value, end of period (x)	$26.68	$24.92	$29.51	$21.01	$23.04	$23.49
Total return (%) (r)(s)(t)(x)	12.41(n)	(10.72)	41.24	(7.08)	3.70	8.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.25(a)	1.25	1.27	1.32	1.33	1.33
Expenses after expense reductions	1.24(a)	1.24	1.26	1.30	1.31	1.32
Net investment income (loss)	1.36(a)	0.66	0.48	0.78	0.80	0.50
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$69,598	$64,335	$83,472	$66,086	$82,671	$97,398
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.50	$30.15	$21.48	$23.54	$24.01	$22.91
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.28	$0.21	$0.23	$0.23	$0.18
Net realized and unrealized gain (loss)	2.98	(3.13)	8.67	(1.78)	0.53	1.70
Total from investment operations	$3.20	$(2.85)	$8.88	$(1.55)	$0.76	$1.88
Less distributions declared to shareholders
From net investment income	$(0.39)	$(0.29)	$(0.21)	$(0.23)	$(0.18)	$(0.10)
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.43)	$(1.80)	$(0.21)	$(0.51)	$(1.23)	$(0.78)
Net asset value, end of period (x)	$27.27	$25.50	$30.15	$21.48	$23.54	$24.01
Total return (%) (r)(s)(t)(x)	12.51(n)	(10.46)	41.55	(6.85)	3.95	8.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.00(a)	1.00	1.02	1.07	1.08	1.08
Expenses after expense reductions	0.99(a)	0.99	1.01	1.06	1.07	1.07
Net investment income (loss)	1.60(a)	0.96	0.75	1.04	1.05	0.77
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$771,828	$574,212	$606,828	$405,406	$405,908	$401,520
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.78	$30.47	$21.69	$23.77	$24.24	$23.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.25	$0.36	$0.28	$0.28	$0.29	$0.24
Net realized and unrealized gain (loss)	3.02	(3.18)	8.76	(1.79)	0.53	1.72
Total from investment operations	$3.27	$(2.82)	$9.04	$(1.51)	$0.82	$1.96
Less distributions declared to shareholders
From net investment income	$(0.45)	$(0.36)	$(0.26)	$(0.29)	$(0.24)	$(0.15)
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.49)	$(1.87)	$(0.26)	$(0.57)	$(1.29)	$(0.83)
Net asset value, end of period (x)	$27.56	$25.78	$30.47	$21.69	$23.77	$24.24
Total return (%) (r)(s)(t)(x)	12.65(n)	(10.26)	41.92	(6.64)	4.23	8.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.75(a)	0.75	0.77	0.82	0.83	0.83
Expenses after expense reductions	0.74(a)	0.74	0.76	0.81	0.82	0.82
Net investment income (loss)	1.80(a)	1.19	1.00	1.29	1.29	1.02
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$367,106	$533,949	$607,641	$437,597	$373,705	$428,566
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$26.44	$31.20	$22.20	$24.31	$24.76	$23.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.40	$0.33	$0.32	$0.33	$0.28
Net realized and unrealized gain (loss)	3.09	(3.25)	8.96	(1.84)	0.54	1.75
Total from investment operations	$3.37	$(2.85)	$9.29	$(1.52)	$0.87	$2.03
Less distributions declared to shareholders
From net investment income	$(0.49)	$(0.40)	$(0.29)	$(0.31)	$(0.27)	$(0.19)
From net realized gain	(1.04)	(1.51)	—	(0.28)	(1.05)	(0.68)
Total distributions declared to shareholders	$(1.53)	$(1.91)	$(0.29)	$(0.59)	$(1.32)	$(0.87)
Net asset value, end of period (x)	$28.28	$26.44	$31.20	$22.20	$24.31	$24.76
Total return (%) (r)(s)(t)(x)	12.70(n)	(10.14)	42.14	(6.52)	4.39	8.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.63(a)	0.63	0.64	0.68	0.68	0.69
Expenses after expense reductions	0.62(a)	0.62	0.63	0.66	0.68	0.68
Net investment income (loss)	1.97(a)	1.31	1.13	1.44	1.45	1.18
Portfolio turnover	10(n)	17	19	19	27	26
Net assets at end of period (000 omitted)	$8,344,932	$7,498,359	$8,659,522	$6,048,320	$5,084,448	$4,127,556

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant

Notes to Financial Statements (unaudited) - continued
unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$14,845,133,119	$—	$—	$14,845,133,119
Mutual Funds	262,187,651	—	—	262,187,651
Total	$15,107,320,770	$—	$—	$15,107,320,770
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2023, there were no securities on loan or collateral outstanding.

Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/22
Ordinary income (including any short-term capital gains)	$329,136,352
Long-term capital gains	571,133,658
Total distributions	$900,270,010
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23
Cost of investments	$12,030,949,623
Gross appreciation	3,640,100,077
Gross depreciation	(563,728,930)
Net unrealized appreciation (depreciation)	$3,076,371,147
As of 9/30/22
Undistributed ordinary income	172,161,831
Undistributed long-term capital gain	484,103,291
Other temporary differences	(34,806)
Net unrealized appreciation (depreciation)	1,500,827,855
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Effective March 21, 2022, all Class 529B and Class 529C shares were converted into Class 529A shares. Effective

Notes to Financial Statements (unaudited) - continued
May 20, 2022, all Class 529A shares were redeemed. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/23	Year ended 9/30/22
Class A	$87,214,524	$96,432,800
Class B	334,894	598,337
Class C	4,230,868	5,990,286
Class I	189,526,069	186,285,313
Class R1	622,469	786,024
Class R2	3,416,487	4,613,017
Class R3	34,689,929	35,510,416
Class R4	31,142,709	36,974,321
Class R6	432,870,508	532,361,947
Class 529A	—	634,419
Class 529B	—	8,727
Class 529C	—	74,403
Total	$784,048,457	$900,270,010
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2024. For the six months ended March 31, 2023, this management fee reduction amounted to $1,005,858, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.60% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $157,228 for the six months ended March 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Notes to Financial Statements (unaudited) - continued
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,196,390
Class B	0.75%	0.25%	1.00%	1.00%	37,686
Class C	0.75%	0.25%	1.00%	1.00%	467,023
Class R1	0.75%	0.25%	1.00%	1.00%	65,539
Class R2	0.25%	0.25%	0.50%	0.50%	176,726
Class R3	—	0.25%	0.25%	0.25%	852,528
Total Distribution and Service Fees					$3,795,892
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2023, this rebate amounted to $78, $20, and $68 for Class A, Class C, and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2023, were as follows:
Amount
Class A	$24,031
Class B	1,042
Class C	2,890
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2023, the fee was $190,063, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing

Notes to Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,211,926.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.0042% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended March 31, 2023, the fund engaged in sale transactions pursuant to this policy, which amounted to $2,651,120. The sales transactions resulted in net realized gains (losses) of $576,069.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2023, this reimbursement amounted to $325,681, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2023, purchases and sales of investments, other than in-kind transactions and short-term obligations, aggregated $1,587,627,838 and $1,520,524,957, respectively.

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	5,135,757	$143,342,199	13,262,109	$397,668,703
Class B	1,317	33,675	14,456	408,282
Class C	348,010	9,092,039	654,393	18,492,710
Class I	19,289,677	556,200,248	57,862,646	1,784,249,282
Class R1	59,797	1,514,788	153,103	4,169,846
Class R2	280,184	7,636,109	624,891	18,183,127
Class R3	7,337,996	203,703,587	8,184,812	240,440,547
Class R4	2,011,891	56,706,586	5,984,537	180,219,192
Class R6	28,407,523	818,546,700	63,203,019	1,959,482,403
Class 529A	—	—	89,111	2,682,132
Class 529B	—	—	548	15,502
Class 529C	—	—	1,702	47,968
	62,872,152	$1,796,775,931	150,035,327	$4,606,059,694
Shares issued to shareholders in reinvestment of distributions
Class A	2,920,265	$80,745,336	2,880,701	$88,437,532
Class B	12,730	330,720	20,317	586,743
Class C	154,285	3,974,369	196,258	5,630,643
Class I	6,288,821	179,042,735	5,545,672	175,021,411
Class R1	24,740	622,469	27,992	786,024
Class R2	124,378	3,350,747	151,104	4,524,061
Class R3	1,260,535	34,689,929	1,161,599	35,510,092
Class R4	1,088,995	30,263,176	1,150,255	35,485,381
Class R6	13,669,604	389,720,411	15,220,378	480,963,955
Class 529A	—	—	20,806	626,890
Class 529B	—	—	314	8,727
Class 529C	—	—	2,666	74,342
	25,544,353	$722,739,892	26,378,062	$827,655,801

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(4,966,422)	$(138,746,202)	(8,494,822)	$(252,361,400)
Class B	(57,089)	(1,488,339)	(127,126)	(3,532,701)
Class C	(549,336)	(14,184,805)	(1,070,998)	(29,797,434)
Class I	(21,920,556)	(631,782,993)	(33,325,658)	(1,017,551,865)
Class R1	(72,304)	(1,835,147)	(171,211)	(4,659,529)
Class R2	(376,870)	(10,184,184)	(1,023,887)	(29,682,054)
Class R3	(2,815,359)	(78,057,470)	(6,954,151)	(207,995,396)
Class R4	(10,490,921)	(306,362,354)	(6,370,136)	(190,438,387)
Class R6	(30,651,549)	(879,488,016)	(72,402,278)	(2,199,726,317)
Class 529A	—	—	(461,957)	(12,889,784)
Class 529B	—	—	(5,327)	(147,283)
Class 529C	—	—	(53,470)	(1,482,629)
	(71,900,406)	$(2,062,129,510)	(130,461,021)	$(3,950,264,779)
Net change
Class A	3,089,600	$85,341,333	7,647,988	$233,744,835
Class B	(43,042)	(1,123,944)	(92,353)	(2,537,676)
Class C	(47,041)	(1,118,397)	(220,347)	(5,674,081)
Class I	3,657,942	103,459,990	30,082,660	941,718,828
Class R1	12,233	302,110	9,884	296,341
Class R2	27,692	802,672	(247,892)	(6,974,866)
Class R3	5,783,172	160,336,046	2,392,260	67,955,243
Class R4	(7,390,035)	(219,392,592)	764,656	25,266,186
Class R6	11,425,578	328,779,095	6,021,119	240,720,041
Class 529A	—	—	(352,040)	(9,580,762)
Class 529B	—	—	(4,465)	(123,054)
Class 529C	—	—	(49,102)	(1,360,319)
	16,516,099	$457,386,313	45,952,368	$1,483,450,716
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund, were the owners of record of approximately 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Notes to Financial Statements (unaudited) - continued
Effective June 1, 2019, purchases of the fund’s Class B and Class 529B shares were closed to new and existing investors subject to certain exceptions. Effective after the close of business on March 18, 2022, all sales of Class 529B and Class 529C shares were suspended, and Class 529B and Class 529C shares were converted into Class 529A shares of the fund effective March 21, 2022. Effective after the close of business on May 13, 2022, all sales and redemptions of Class 529A shares were suspended, and all Class 529A shares were redeemed on May 20, 2022. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2023, the fund’s commitment fee and interest expense were $38,901 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$296,114,977	$698,466,214	$732,408,682	$(5,297)	$20,439	$262,187,651

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,663,384	$—
(8) Redemptions In-Kind
On each of the dates listed below, the fund recorded a redemption in-kind of portfolio securities and cash. The redeeming shareholder generally received a pro rata share of the securities held by the fund. The distribution of such securities generated a realized

Notes to Financial Statements (unaudited) - continued
gain for the fund, which is included in Net realized gain (loss) in the Statement of Operations. For tax purposes, no gains or losses were recognized with respect to the portfolio securities redeemed in-kind.
Redemption In-Kind Date	Portfolio Securities and Cash Amount	Realized Gain (Loss)
February 1, 2023	$239,560,333	$107,563,295
February 22, 2023	$12,309,710	$5,045,314
March 13, 2023	$22,755,391	$8,270,859
(9) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(10) Subsequent Event
On May 5, 2023, the fund recorded redemption proceeds for a distribution in-kind of portfolio securities and cash that were valued at $22,122,592. The redeeming shareholder generally receives a pro rata share of the securities held by the fund. The distribution of such securities generated a realized gain (loss) of $8,808,036 for the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
March 31, 2023
MFS®  Blended Research®
Core Equity Fund
UNE-SEM

MFS® Blended Research®
Core Equity Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.1%
Apple, Inc.	6.8%
Alphabet, Inc., “C”	2.5%
Amazon.com, Inc.	2.4%
Merck & Co., Inc.	2.3%
Alphabet, Inc., “A”	2.3%
JPMorgan Chase & Co.	2.3%
Johnson & Johnson	2.0%
Booking Holdings, Inc.	2.0%
Applied Materials, Inc.	1.9%
GICS equity sectors (g)
Information Technology	29.9%
Health Care	14.3%
Consumer Discretionary	10.7%
Financials	10.5%
Communication Services	8.2%
Industrials	7.4%
Consumer Staples	5.9%
Energy	4.1%
Real Estate	3.3%
Utilities	2.4%
Materials	2.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of March 31, 2023.
The portfolio is actively managed and current holdings may be different.
1

Expense Table
Fund expenses borne by the shareholders during the period,
October 1, 2022 through March 31, 2023
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2022 through March 31, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
2

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 10/01/22	Ending Account Value 3/31/23	Expenses Paid During Period (p) 10/01/22-3/31/23
A	Actual	0.74%	$1,000.00	$1,137.75	$3.94
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
B	Actual	1.49%	$1,000.00	$1,133.64	$7.93
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
C	Actual	1.49%	$1,000.00	$1,133.54	$7.93
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
I	Actual	0.49%	$1,000.00	$1,139.08	$2.61
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R1	Actual	1.49%	$1,000.00	$1,133.74	$7.93
	Hypothetical (h)	1.49%	$1,000.00	$1,017.50	$7.49
R2	Actual	0.99%	$1,000.00	$1,136.24	$5.27
	Hypothetical (h)	0.99%	$1,000.00	$1,020.00	$4.99
R3	Actual	0.74%	$1,000.00	$1,137.76	$3.94
	Hypothetical (h)	0.74%	$1,000.00	$1,021.24	$3.73
R4	Actual	0.49%	$1,000.00	$1,139.22	$2.61
	Hypothetical (h)	0.49%	$1,000.00	$1,022.49	$2.47
R6	Actual	0.39%	$1,000.00	$1,139.96	$2.08
	Hypothetical (h)	0.39%	$1,000.00	$1,022.99	$1.97
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
3

Portfolio of Investments
3/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 1.8%
General Dynamics Corp.	62,173	$14,188,500
Honeywell International, Inc.	16,729	3,197,247
Textron, Inc.	18,002	1,271,481
		$18,657,228
Airlines – 0.3%
United Airlines Holdings, Inc. (a)	66,020	$2,921,385
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	12,970	$1,590,641
Automotive – 1.4%
Aptiv PLC (a)	23,994	$2,691,887
General Motors Co.	78,860	2,892,585
LKQ Corp.	55,719	3,162,610
Tesla, Inc. (a)	28,419	5,895,806
		$14,642,888
Biotechnology – 1.4%
Biogen, Inc. (a)	39,335	$10,936,310
Gilead Sciences, Inc.	33,033	2,740,748
		$13,677,058
Broadcasting – 1.1%
Omnicom Group, Inc.	54,248	$5,117,756
Walt Disney Co. (a)	58,989	5,906,569
		$11,024,325
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp.	25,937	$1,358,580
Raymond James Financial, Inc.	95,687	8,924,727
		$10,283,307
Business Services – 2.7%
Accenture PLC, “A”	51,634	$14,757,514
GoDaddy, Inc. (a)	141,535	11,000,100
PayPal Holdings, Inc. (a)	13,035	989,878
		$26,747,492
Cable TV – 1.0%
Charter Communications, Inc., “A” (a)	29,334	$10,490,132
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 10.0%
Adobe Systems, Inc. (a)	47,731	$18,394,095
Atlassian Corp. (a)	38,369	6,567,622
Microsoft Corp.	246,413	71,040,868
Palo Alto Networks, Inc. (a)	22,903	4,574,645
		$100,577,230
Computer Software - Systems – 7.2%
Apple, Inc.	415,975	$68,594,278
Seagate Technology Holdings PLC	33,179	2,193,795
ServiceNow, Inc. (a)	4,561	2,119,588
		$72,907,661
Construction – 0.2%
Sherwin-Williams Co.	10,512	$2,362,782
Consumer Products – 1.2%
Colgate-Palmolive Co.	155,968	$11,720,995
Consumer Services – 2.7%
Airbnb, Inc., “A” (a)	10,208	$1,269,875
Booking Holdings, Inc. (a)	7,454	19,771,064
Expedia Group, Inc. (a)	60,822	5,901,559
		$26,942,498
Electrical Equipment – 0.5%
TE Connectivity Ltd.	37,169	$4,874,714
Electronics – 7.5%
Applied Materials, Inc.	153,978	$18,913,118
Corning, Inc.	118,405	4,177,328
Lam Research Corp.	25,786	13,669,674
NVIDIA Corp.	31,366	8,712,534
NXP Semiconductors N.V.	60,339	11,251,715
Texas Instruments, Inc.	100,343	18,664,802
		$75,389,171
Energy - Independent – 2.1%
Marathon Petroleum Corp.	54,086	$7,292,415
Valero Energy Corp.	96,486	13,469,446
		$20,761,861
Energy - Integrated – 0.2%
Exxon Mobil Corp.	18,479	$2,026,407
Engineering - Construction – 0.3%
EMCOR Group, Inc.	17,890	$2,908,735
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – 2.6%
Archer Daniels Midland Co.	185,547	$14,780,674
Mondelez International, Inc.	47,682	3,324,389
PepsiCo, Inc.	31,925	5,819,928
Tyson Foods, Inc., “A”	44,482	2,638,672
		$26,563,663
Gaming & Lodging – 0.1%
Marriott International, Inc., “A”	7,747	$1,286,312
Health Maintenance Organizations – 2.0%
Cigna Group	56,078	$14,329,611
Humana, Inc.	4,662	2,263,215
UnitedHealth Group, Inc.	6,637	3,136,580
		$19,729,406
Insurance – 4.7%
Ameriprise Financial, Inc.	31,196	$9,561,574
Berkshire Hathaway, Inc., “B” (a)	17,696	5,463,994
Equitable Holdings, Inc.	255,600	6,489,684
Everest Re Group Ltd.	29,556	10,581,639
Hartford Financial Services Group, Inc.	28,234	1,967,627
MetLife, Inc.	233,956	13,555,411
		$47,619,929
Internet – 6.0%
Alphabet, Inc., “A” (a)	221,307	$22,956,175
Alphabet, Inc., “C” (a)	240,842	25,047,568
Gartner, Inc. (a)	3,751	1,221,963
Meta Platforms, Inc., “A” (a)	53,427	11,323,319
		$60,549,025
Leisure & Toys – 1.1%
Brunswick Corp.	94,606	$7,757,692
Polaris, Inc.	33,765	3,735,422
		$11,493,114
Machinery & Tools – 1.8%
Carrier Global Corp.	22,263	$1,018,532
Eaton Corp. PLC	38,973	6,677,634
Ingersoll Rand, Inc.	40,242	2,341,280
Timken Co.	67,861	5,545,601
Wabtec Corp.	28,600	2,890,316
		$18,473,363
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 3.9%
Bank of America Corp.	194,151	$5,552,718
JPMorgan Chase & Co.	175,848	22,914,753
Wells Fargo & Co.	292,139	10,920,156
		$39,387,627
Medical & Health Technology & Services – 1.8%
Cardinal Health, Inc.	13,168	$994,184
IQVIA Holdings, Inc. (a)	4,487	892,419
McKesson Corp.	39,944	14,222,061
Veeva Systems, Inc. (a)	9,250	1,700,058
		$17,808,722
Medical Equipment – 2.4%
Abbott Laboratories	19,163	$1,940,445
Boston Scientific Corp. (a)	34,699	1,735,991
Danaher Corp.	9,345	2,355,314
Hologic, Inc. (a)	20,696	1,670,167
Medtronic PLC	97,056	7,824,655
Thermo Fisher Scientific, Inc.	14,380	8,288,201
		$23,814,773
Metals & Mining – 0.3%
United States Steel Corp.	110,412	$2,881,753
Natural Gas - Distribution – 0.1%
UGI Corp.	24,691	$858,259
Natural Gas - Pipeline – 1.8%
Cheniere Energy, Inc.	64,105	$10,102,948
Targa Resources Corp.	107,156	7,817,030
		$17,919,978
Network & Telecom – 1.2%
Equinix, Inc., REIT	16,220	$11,695,269
Oil Services – 0.1%
NOV, Inc.	57,741	$1,068,786
Other Banks & Diversified Financials – 2.8%
Mastercard, Inc., “A”	6,307	$2,292,027
SLM Corp.	695,700	8,619,723
Visa, Inc., “A”	75,838	17,098,435
		$28,010,185
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 6.8%
Eli Lilly & Co.	26,053	$8,947,121
Johnson & Johnson	130,538	20,233,390
Merck & Co., Inc.	219,925	23,397,821
Pfizer, Inc.	106,061	4,327,289
Vertex Pharmaceuticals, Inc. (a)	36,866	11,615,370
		$68,520,991
Railroad & Shipping – 1.4%
CSX Corp.	477,278	$14,289,703
Real Estate – 1.9%
Extra Space Storage, Inc., REIT	27,503	$4,481,064
Simon Property Group, Inc., REIT	63,027	7,057,133
VICI Properties, Inc., REIT	236,715	7,721,643
		$19,259,840
Restaurants – 0.2%
Texas Roadhouse, Inc.	21,794	$2,355,060
Specialty Chemicals – 2.2%
Chemours Co.	297,719	$8,913,707
Linde PLC	22,321	7,933,776
Univar Solutions, Inc. (a)	149,259	5,228,543
		$22,076,026
Specialty Stores – 6.9%
Amazon.com, Inc. (a)	236,695	$24,448,227
Builders FirstSource, Inc. (a)	35,340	3,137,485
Home Depot, Inc.	36,267	10,703,117
O'Reilly Automotive, Inc. (a)	17,237	14,633,868
Walmart Stores, Inc.	110,509	16,294,552
		$69,217,249
Telecommunications - Wireless – 0.4%
SBA Communications Corp., REIT	7,566	$1,975,256
T-Mobile US, Inc. (a)	13,898	2,012,986
		$3,988,242
Tobacco – 0.4%
Altria Group, Inc.	100,802	$4,497,785
Trucking – 0.9%
United Parcel Service, Inc., “B”	46,132	$8,949,147
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.3%
Edison International	52,405	$3,699,269
Evergy, Inc.	17,323	1,058,782
Exelon Corp.	31,628	1,324,897
PG&E Corp. (a)	349,336	5,648,763
PPL Corp.	33,183	922,155
Vistra Corp.	445,219	10,685,256
		$23,339,122
Total Common Stocks (Identified Cost, $705,772,217)		$996,159,839
Investment Companies (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.56% (v) (Identified Cost, $11,447,894)	11,447,862	$11,450,152

Other Assets, Less Liabilities – (0.0)%		(291,193)
Net Assets – 100.0%		$1,007,318,798

(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,450,152 and $996,159,839, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
9

Financial Statements
Statement of Assets and Liabilities
At 3/31/23 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $705,772,217)	$996,159,839
Investments in affiliated issuers, at value (identified cost, $11,447,894)	11,450,152
Receivables for
Fund shares sold	795,101
Dividends	802,422
Receivable from investment adviser	40,004
Other assets	2,901
Total assets	$1,009,250,419
Liabilities
Payables for
Fund shares reacquired	$1,590,429
Payable to affiliates
Administrative services fee	867
Shareholder servicing costs	219,479
Distribution and service fees	6,082
Payable for independent Trustees' compensation	2,516
Accrued expenses and other liabilities	112,248
Total liabilities	$1,931,621
Net assets	$1,007,318,798
Net assets consist of
Paid-in capital	$710,094,962
Total distributable earnings (loss)	297,223,836
Net assets	$1,007,318,798
Shares of beneficial interest outstanding	37,017,783
10

Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$208,872,625	7,745,006	$26.97
Class B	7,679,790	299,851	25.61
Class C	23,342,547	932,173	25.04
Class I	476,739,324	17,329,343	27.51
Class R1	1,397,708	55,379	25.24
Class R2	35,727,136	1,412,585	25.29
Class R3	42,302,884	1,575,012	26.86
Class R4	8,332,899	307,051	27.14
Class R6	202,923,885	7,361,383	27.57

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $28.62 [100 / 94.25 x $26.97]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
11

Financial Statements
Statement of Operations
Six months ended 3/31/23 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$8,917,165
Dividends from affiliated issuers	196,339
Other	16,984
Foreign taxes withheld	(17,196)
Total investment income	$9,113,292
Expenses
Management fee	$1,990,441
Distribution and service fees	572,582
Shareholder servicing costs	450,657
Administrative services fee	78,813
Independent Trustees' compensation	8,718
Custodian fee	27,217
Shareholder communications	33,266
Audit and tax fees	32,138
Legal fees	2,617
Miscellaneous	93,817
Total expenses	$3,290,266
Reduction of expenses by investment adviser and distributor	(374,616)
Net expenses	$2,915,650
Net investment income (loss)	$6,197,642
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$16,035,578
Affiliated issuers	(2,573)
Net realized gain (loss)	$16,033,005
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$105,923,125
Affiliated issuers	1,638
Net unrealized gain (loss)	$105,924,763
Net realized and unrealized gain (loss)	$121,957,768
Change in net assets from operations	$128,155,410
See Notes to Financial Statements
12

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22
Change in net assets
From operations
Net investment income (loss)	$6,197,642	$9,665,695
Net realized gain (loss)	16,033,005	75,268,087
Net unrealized gain (loss)	105,924,763	(224,323,367)
Change in net assets from operations	$128,155,410	$(139,389,585)
Total distributions to shareholders	$(84,303,357)	$(171,984,596)
Change in net assets from fund share transactions	$34,359,020	$91,952,199
Total change in net assets	$78,211,073	$(219,421,982)
Net assets
At beginning of period	929,107,725	1,148,529,707
At end of period	$1,007,318,798	$929,107,725
See Notes to Financial Statements
13

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.78	$34.76	$28.49	$26.52	$29.79	$26.59
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.23	$0.24	$0.28	$0.33	$0.31
Net realized and unrealized gain (loss)	3.36	(3.91)	8.10	3.08	(0.93)	3.79
Total from investment operations	$3.51	$(3.68)	$8.34	$3.36	$(0.60)	$4.10
Less distributions declared to shareholders
From net investment income	$(0.27)	$(0.22)	$(0.26)	$(0.38)	$(0.39)	$(0.33)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.32)	$(5.30)	$(2.07)	$(1.39)	$(2.67)	$(0.90)
Net asset value, end of period (x)	$26.97	$25.78	$34.76	$28.49	$26.52	$29.79
Total return (%) (r)(s)(t)(x)	13.77(n)	(13.53)	30.69	12.88	(0.62)	15.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.81	0.81	0.82	0.82	0.81
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.09(a)	0.73	0.74	1.04	1.29	1.10
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$208,873	$182,294	$221,508	$243,181	$251,505	$303,929
See Notes to Financial Statements
14

Financial Highlights – continued
Class B	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$24.43	$33.22	$27.30	$25.47	$28.68	$25.62
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.01)	$(0.00)(w)	$0.08	$0.13	$0.09
Net realized and unrealized gain (loss)	3.19	(3.70)	7.76	2.94	(0.87)	3.66
Total from investment operations	$3.23	$(3.71)	$7.76	$3.02	$(0.74)	$3.75
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.03)	$(0.18)	$(0.19)	$(0.12)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.05)	$(5.08)	$(1.84)	$(1.19)	$(2.47)	$(0.69)
Net asset value, end of period (x)	$25.61	$24.43	$33.22	$27.30	$25.47	$28.68
Total return (%) (r)(s)(t)(x)	13.36(n)	(14.20)	29.70	12.03	(1.33)	14.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.56	1.55	1.57	1.57	1.56
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.35(a)	(0.03)	(0.01)	0.29	0.54	0.33
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$7,680	$9,268	$15,538	$15,562	$18,064	$21,577
See Notes to Financial Statements
15

Financial Highlights – continued
Class C	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$23.94	$32.65	$26.85	$25.06	$28.27	$25.26
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.01)	$(0.00)(w)	$0.07	$0.13	$0.09
Net realized and unrealized gain (loss)	3.12	(3.62)	7.65	2.90	(0.88)	3.61
Total from investment operations	$3.16	$(3.63)	$7.65	$2.97	$(0.75)	$3.70
Less distributions declared to shareholders
From net investment income	$(0.01)	$—	$(0.04)	$(0.17)	$(0.18)	$(0.12)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.06)	$(5.08)	$(1.85)	$(1.18)	$(2.46)	$(0.69)
Net asset value, end of period (x)	$25.04	$23.94	$32.65	$26.85	$25.06	$28.27
Total return (%) (r)(s)(t)(x)	13.35(n)	(14.20)	29.76	12.02	(1.37)	14.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.56	1.55	1.57	1.57	1.56
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.35(a)	(0.03)	(0.02)	0.29	0.54	0.33
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$23,343	$27,015	$45,369	$44,725	$53,788	$70,299
See Notes to Financial Statements
16

Financial Highlights – continued
Class I	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$26.29	$35.38	$28.96	$26.94	$30.23	$26.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.31	$0.33	$0.35	$0.40	$0.38
Net realized and unrealized gain (loss)	3.43	(3.98)	8.24	3.13	(0.94)	3.85
Total from investment operations	$3.61	$(3.67)	$8.57	$3.48	$(0.54)	$4.23
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.34)	$(0.34)	$(0.45)	$(0.47)	$(0.39)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.39)	$(5.42)	$(2.15)	$(1.46)	$(2.75)	$(0.96)
Net asset value, end of period (x)	$27.51	$26.29	$35.38	$28.96	$26.94	$30.23
Total return (%) (r)(s)(t)(x)	13.91(n)	(13.31)	31.03	13.15	(0.39)	16.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.57(a)	0.56	0.56	0.57	0.57	0.56
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.34(a)	0.98	0.99	1.29	1.52	1.34
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$476,739	$449,442	$533,711	$465,900	$392,729	$498,169
See Notes to Financial Statements
17

Financial Highlights – continued
Class R1	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$24.17	$32.92	$27.10	$25.18	$28.39	$25.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$(0.01)	$(0.00)(w)	$0.13	$0.13	$0.09
Net realized and unrealized gain (loss)	3.16	(3.66)	7.71	2.80	(0.87)	3.62
Total from investment operations	$3.20	$(3.67)	$7.71	$2.93	$(0.74)	$3.71
Less distributions declared to shareholders
From net investment income	$(0.08)	$—	$(0.08)	$—	$(0.19)	$(0.13)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.13)	$(5.08)	$(1.89)	$(1.01)	$(2.47)	$(0.70)
Net asset value, end of period (x)	$25.24	$24.17	$32.92	$27.10	$25.18	$28.39
Total return (%) (r)(s)(t)(x)	13.37(n)	(14.20)	29.76	11.79	(1.33)	14.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.57(a)	1.56	1.55	1.58	1.57	1.56
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	0.34(a)	(0.02)	(0.01)	0.49	0.54	0.33
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$1,398	$1,159	$1,333	$1,084	$10,895	$13,185
See Notes to Financial Statements
18

Financial Highlights – continued
Class R2	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$24.27	$33.02	$27.16	$25.32	$28.58	$25.58
Income (loss) from investment operations
Net investment income (loss) (d)	$0.11	$0.14	$0.15	$0.20	$0.26	$0.23
Net realized and unrealized gain (loss)	3.15	(3.66)	7.70	2.94	(0.90)	3.65
Total from investment operations	$3.26	$(3.52)	$7.85	$3.14	$(0.64)	$3.88
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.15)	$(0.18)	$(0.29)	$(0.34)	$(0.31)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.24)	$(5.23)	$(1.99)	$(1.30)	$(2.62)	$(0.88)
Net asset value, end of period (x)	$25.29	$24.27	$33.02	$27.16	$25.32	$28.58
Total return (%) (r)(s)(t)(x)	13.62(n)	(13.74)	30.33	12.60	(0.87)	15.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07(a)	1.06	1.05	1.07	1.07	1.06
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.84(a)	0.47	0.49	0.79	1.04	0.85
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$35,727	$34,446	$48,557	$45,533	$52,605	$73,655
See Notes to Financial Statements
19

Financial Highlights – continued
Class R3	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.68	$34.66	$28.40	$26.44	$29.69	$26.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.23	$0.24	$0.28	$0.33	$0.31
Net realized and unrealized gain (loss)	3.34	(3.89)	8.08	3.06	(0.92)	3.78
Total from investment operations	$3.49	$(3.66)	$8.32	$3.34	$(0.59)	$4.09
Less distributions declared to shareholders
From net investment income	$(0.26)	$(0.24)	$(0.25)	$(0.37)	$(0.38)	$(0.32)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.31)	$(5.32)	$(2.06)	$(1.38)	$(2.66)	$(0.89)
Net asset value, end of period (x)	$26.86	$25.68	$34.66	$28.40	$26.44	$29.69
Total return (%) (r)(s)(t)(x)	13.78(n)	(13.53)	30.71	12.84	(0.60)	15.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82(a)	0.81	0.81	0.82	0.82	0.81
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	1.10(a)	0.73	0.73	1.05	1.28	1.11
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$42,303	$38,202	$50,589	$59,630	$77,311	$113,415
See Notes to Financial Statements
20

Financial Highlights – continued
Class R4	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$25.96	$34.99	$28.65	$26.66	$29.96	$26.72
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.30	$0.32	$0.35	$0.40	$0.38
Net realized and unrealized gain (loss)	3.39	(3.93)	8.16	3.09	(0.95)	3.82
Total from investment operations	$3.57	$(3.63)	$8.48	$3.44	$(0.55)	$4.20
Less distributions declared to shareholders
From net investment income	$(0.34)	$(0.32)	$(0.33)	$(0.44)	$(0.47)	$(0.39)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.39)	$(5.40)	$(2.14)	$(1.45)	$(2.75)	$(0.96)
Net asset value, end of period (x)	$27.14	$25.96	$34.99	$28.65	$26.66	$29.96
Total return (%) (r)(s)(t)(x)	13.92(n)	(13.33)	31.06	13.15	(0.39)	16.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.57(a)	0.56	0.56	0.57	0.57	0.56
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	1.34(a)	0.97	0.99	1.28	1.54	1.34
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$8,333	$7,219	$12,391	$16,640	$23,253	$44,630
See Notes to Financial Statements
21

Financial Highlights – continued
Class R6	Six months ended	Year ended
	3/31/23 (unaudited)	9/30/22	9/30/21	9/30/20	9/30/19	9/30/18
Net asset value, beginning of period	$26.35	$35.45	$29.02	$26.99	$30.29	$27.01
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.34	$0.36	$0.38	$0.43	$0.41
Net realized and unrealized gain (loss)	3.44	(3.99)	8.24	3.14	(0.94)	3.86
Total from investment operations	$3.64	$(3.65)	$8.60	$3.52	$(0.51)	$4.27
Less distributions declared to shareholders
From net investment income	$(0.37)	$(0.37)	$(0.36)	$(0.48)	$(0.51)	$(0.42)
From net realized gain	(2.05)	(5.08)	(1.81)	(1.01)	(2.28)	(0.57)
Total distributions declared to shareholders	$(2.42)	$(5.45)	$(2.17)	$(1.49)	$(2.79)	$(0.99)
Net asset value, end of period (x)	$27.57	$26.35	$35.45	$29.02	$26.99	$30.29
Total return (%) (r)(s)(t)(x)	14.00(n)	(13.22)	31.13	13.28	(0.25)	16.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.46(a)	0.46	0.45	0.46	0.46	0.45
Expenses after expense reductions	0.39(a)	0.39	0.39	0.38	0.38	0.38
Net investment income (loss)	1.44(a)	1.08	1.09	1.40	1.64	1.45
Portfolio turnover	20(n)	43	57	63	53	64
Net assets at end of period (000 omitted)	$202,924	$180,063	$219,533	$180,306	$171,658	$220,856

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
22

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a
23

Notes to Financial Statements (unaudited) - continued
third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value.
Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2023 in valuing the fund's assets and liabilities:
24

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$996,159,839	$—	$—	$996,159,839
Mutual Funds	11,450,152	—	—	11,450,152
Total	$1,007,609,991	$—	$—	$1,007,609,991
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net
25

Notes to Financial Statements (unaudited) - continued
asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/22
Ordinary income (including any short-term capital gains)	$55,927,177
Long-term capital gains	116,057,419
Total distributions	$171,984,596
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/23
Cost of investments	$719,888,849
Gross appreciation	311,460,111
Gross depreciation	(23,738,969)
Net unrealized appreciation (depreciation)	$287,721,142
As of 9/30/22
Undistributed ordinary income	6,533,934
Undistributed long-term capital gain	65,041,468
Net unrealized appreciation (depreciation)	181,796,381
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to
26

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/23	Year ended 9/30/22
Class A	$16,347,473	$33,423,401
Class B	710,934	2,234,558
Class C	2,156,249	6,661,137
Class I	40,443,381	80,514,448
Class R1	103,323	199,693
Class R2	3,113,174	7,300,378
Class R3	3,306,361	7,378,223
Class R4	670,757	1,603,043
Class R6	17,451,705	32,669,715
Total	$84,303,357	$171,984,596
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2024. For the six months ended March 31, 2023, this management fee reduction amounted to $65,526, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.41%
27

Notes to Financial Statements (unaudited) - continued
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2024. For the six months ended March 31, 2023, this reduction amounted to $309,048, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $17,438 for the six months ended March 31, 2023, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 248,878
Class B	0.75%	0.25%	1.00%	1.00%	44,457
Class C	0.75%	0.25%	1.00%	1.00%	131,678
Class R1	0.75%	0.25%	1.00%	1.00%	6,451
Class R2	0.25%	0.25%	0.50%	0.50%	90,350
Class R3	—	0.25%	0.25%	0.25%	50,768
Total Distribution and Service Fees					$572,582
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2023 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2023, this rebate amounted to $7, $1, and $34 for Class A, Class C, and Class R3 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of
28

Notes to Financial Statements (unaudited) - continued
purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2023, were as follows:
Amount
Class A	$165
Class B	1,158
Class C	264
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2023, the fee was $21,988, which equated to 0.0044% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2023, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $428,669.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended March 31, 2023 was equivalent to an annual effective rate of 0.0158% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2023, this reimbursement amounted to $16,984, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended March 31, 2023, purchases and sales of investments, other than short-term obligations, aggregated $198,269,364 and $245,913,878, respectively.
29

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Shares sold
Class A	619,454	$16,433,236	990,399	$30,081,119
Class B	321	8,003	6,688	202,936
Class C	25,218	633,599	42,186	1,213,794
Class I	1,768,191	48,410,123	3,516,308	109,656,456
Class R1	5,351	132,912	5,777	167,334
Class R2	76,942	1,924,451	193,336	5,789,614
Class R3	123,292	3,253,085	312,403	9,584,825
Class R4	16,169	435,719	40,101	1,258,205
Class R6	988,435	27,095,936	812,356	24,679,550
	3,623,373	$98,327,064	5,919,554	$182,633,833
Shares issued to shareholders in reinvestment of distributions
Class A	564,362	$14,944,317	936,278	$29,904,719
Class B	28,062	707,447	71,839	2,188,229
Class C	86,514	2,131,696	221,632	6,613,497
Class I	1,479,412	39,929,339	2,442,390	79,402,101
Class R1	4,160	103,323	6,628	199,693
Class R2	125,279	3,113,173	242,296	7,300,378
Class R3	125,383	3,306,361	231,874	7,378,223
Class R4	25,188	670,757	49,939	1,603,043
Class R6	627,419	16,965,409	971,665	31,637,404
	3,065,779	$81,871,822	5,174,541	$166,227,287
Shares reacquired
Class A	(510,670)	$(13,677,425)	(1,227,486)	$(37,845,712)
Class B	(107,854)	(2,738,126)	(166,955)	(4,919,117)
Class C	(307,955)	(7,625,107)	(525,182)	(15,114,557)
Class I	(3,015,511)	(83,048,710)	(3,946,382)	(125,810,643)
Class R1	(2,065)	(51,436)	(4,975)	(149,216)
Class R2	(208,967)	(5,172,523)	(486,651)	(14,665,225)
Class R3	(161,422)	(4,424,223)	(516,141)	(16,379,379)
Class R4	(12,397)	(331,826)	(166,115)	(5,437,774)
Class R6	(1,087,981)	(28,770,490)	(1,142,623)	(36,587,298)
	(5,414,822)	$(145,839,866)	(8,182,510)	$(256,908,921)
30

Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/23		Year ended 9/30/22
	Shares	Amount	Shares	Amount
Net change
Class A	673,146	$17,700,128	699,191	$22,140,126
Class B	(79,471)	(2,022,676)	(88,428)	(2,527,952)
Class C	(196,223)	(4,859,812)	(261,364)	(7,287,266)
Class I	232,092	5,290,752	2,012,316	63,247,914
Class R1	7,446	184,799	7,430	217,811
Class R2	(6,746)	(134,899)	(51,019)	(1,575,233)
Class R3	87,253	2,135,223	28,136	583,669
Class R4	28,960	774,650	(76,075)	(2,576,526)
Class R6	527,873	15,290,855	641,398	19,729,656
	1,274,330	$34,359,020	2,911,585	$91,952,199
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime Income Fund, and the MFS Lifetime 2055 Fund were each the owners of record of approximately 3%, 2%, 2%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. On March 30, 2023, the fund announced that effective after the close of business on September 29, 2023, purchases of Class R1 and Class R2 shares will be closed to new eligible investors.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2023, the fund’s commitment fee and interest expense were $2,557 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
31

Notes to Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,208,959	$67,036,678	$61,794,550	$(2,573)	$1,638	$11,450,152

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$196,339	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
32

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
33

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
34

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: May 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: May 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: May 15, 2023

* Print name and title of each signing officer under his or her signature.